Other Equity Instruments	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Other Equity Instruments
26. OTHER EQUITY INSTRUMENTS

	Interest rate		30 June 2020	31 December 2019
	%	Next call date	£m	£m
AT1 securities:
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.75	June 2024	496	496
– £750m Fixed Rate Reset Perpetual AT1 Capital Securities	7.375	June 2022	745	745
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	5.33	September 2020	500	500
– £500m Fixed Rate Reset Perpetual AT1 Capital Securities	6.30	March 2025	500	500
			2,241	2,241